Schedule of Revenue From Related Party Customer (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Revenues from a related party customer	$ 253,795	$ 335,598	$ 282,564
Shenzhen Eastern Worldwide Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues from a related party customer	$ 253,795	$ 335,598	$ 282,564